UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09987
Investment Company Act File Number
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Floating Rate Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 92.6%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
		Booz Allen Hamilton, Inc.
	6,002	Term Loan, 6.00%, Maturing July 31, 2015	$6,020,687
		DAE Aviation Holdings, Inc.
	18,107	Term Loan, 4.06%, Maturing July 31, 2014	18,005,042
	18,138	Term Loan, 4.06%, Maturing July 31, 2014	18,035,807
		Delos Aircraft, Inc.
	13,142	Term Loan, 7.00%, Maturing March 17, 2016	13,311,279
		Doncasters (Dunde HoldCo 4 Ltd.)
	3,584	Term Loan, 4.26%, Maturing July 13, 2015	3,399,613
GBP	656	Term Loan, 4.60%, Maturing July 13, 2015	997,418
	3,584	Term Loan, 4.76%, Maturing July 13, 2015	3,399,613
GBP	656	Term Loan, 5.10%, Maturing July 13, 2015	997,418
		DynCorp International, LLC
	13,919	Term Loan, 6.25%, Maturing July 5, 2016	14,068,503
		Evergreen International Aviation
	7,126	Term Loan, 10.50%, Maturing October 31, 2011(2)	7,094,870
		Hawker Beechcraft Acquisition
	22,466	Term Loan, 2.27%, Maturing March 26, 2014	20,099,464
	1,433	Term Loan, 2.30%, Maturing March 26, 2014	1,281,886
		IAP Worldwide Services, Inc.
	9,542	Term Loan, 8.25%, Maturing December 30, 2012	9,527,296
		International Lease Finance Co.
	10,633	Term Loan, 6.75%, Maturing March 17, 2015	10,767,504
		Spirit AeroSystems, Inc.
	3,701	Term Loan, 3.55%, Maturing September 30, 2016	3,729,818
		TransDigm, Inc.
	21,070	Term Loan, 5.00%, Maturing December 6, 2016	21,434,327
		Triumph Group, Inc.
	3,209	Term Loan, 4.50%, Maturing June 16, 2016	3,235,348
		Vangent, Inc.
	3,299	Term Loan, 2.29%, Maturing February 14, 2013	3,249,807
		Wesco Aircraft Hardware Corp.
	6,331	Term Loan, 2.51%, Maturing September 30, 2013	6,340,501
		Wyle Laboratories, Inc.
	7,980	Term Loan, 7.75%, Maturing March 25, 2016	8,044,704

			$173,040,905

Air Transport — 0.4%
		Delta Air Lines, Inc.
	25,000	Revolving Loan, 0.50%, Maturing April 30, 2012(3)	$24,552,075
	8,311	Term Loan, 2.25%, Maturing April 30, 2012	8,287,143

			$32,839,218

Automotive — 4.3%
		Adesa, Inc.
	31,649	Term Loan, 3.01%, Maturing October 18, 2013	$31,654,348
		Allison Transmission, Inc.
	49,235	Term Loan, 3.02%, Maturing August 7, 2014	49,208,526
		Federal-Mogul Corp.
	36,043	Term Loan, 2.20%, Maturing December 29, 2014	35,104,277
	20,886	Term Loan, 2.20%, Maturing December 28, 2015	20,342,245
		Financiere Truck (Investissement)
EUR	1,515	Term Loan, 3.45%, Maturing February 15, 2012	1,944,054
GBP	2,245	Term Loan, 1.55%, Maturing February 15, 2015(3)	3,370,839

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Ford Motor Co.
	4,852	Revolving Loan, 0.84%, Maturing December 15, 2013(3)	$4,785,685
	24,037	Term Loan, 3.02%, Maturing December 16, 2013	24,102,775
	25,900	Term Loan, 3.02%, Maturing December 16, 2013	25,995,231
		Goodyear Tire & Rubber Co.
	70,617	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	69,539,902
		HHI Holdings, LLC
	3,159	Term Loan, 10.50%, Maturing March 30, 2015	3,214,395
		Keystone Automotive Operations, Inc.
	6,753	Term Loan, 3.76%, Maturing January 12, 2012	6,229,965
		Metaldyne, LLC
	13,092	Term Loan, 7.75%, Maturing October 28, 2016	13,419,492
		Pinafore, LLC
	8,880	Term Loan, 6.00%, Maturing September 29, 2015	8,914,277
		Remy International, Inc.
	5,500	Term Loan, 6.25%, Maturing December 16, 2016	5,568,750
		Tenneco Automotive, Inc.
	5,550	Term Loan, 5.27%, Maturing March 17, 2014	5,615,840
		TI Automotive, Ltd.
	4,489	Term Loan, 9.50%, Maturing July 1, 2016	4,600,969
		TriMas Corp.
	695	Term Loan, 6.00%, Maturing August 2, 2011	700,527
	8,655	Term Loan, 6.00%, Maturing December 15, 2015	8,719,815
		UCI International, Inc.
	5,975	Term Loan, 5.50%, Maturing July 26, 2017	6,048,755
		Viking Acquisition
	15,600	Term Loan, 6.00%, Maturing November 5, 2016	15,717,000

			$344,797,667

Beverage and Tobacco — 0.4%
		Green Mountain Coffee Roasters
	27,150	Term Loan, 5.50%, Maturing December 16, 2016	$27,302,719
		Maine Beverage Co., LLC
	1,188	Term Loan, 2.05%, Maturing March 31, 2013	1,146,799

			$28,449,518

Building and Development — 1.5%
		401 North Wabash Venture, LLC
	9,145	Term Loan, 6.77%, Maturing July 27, 2012(2)	$7,681,480
		Armstrong World Industries, Inc.
	14,975	Term Loan, 5.00%, Maturing May 23, 2017	15,216,472
		Beacon Sales Acquisition, Inc.
	5,911	Term Loan, 2.29%, Maturing September 30, 2013	5,811,724
		Brickman Group Holdings, Inc.
	14,075	Term Loan, 7.25%, Maturing October 14, 2016	14,391,688
		Building Materials Corp. of America
	7,009	Term Loan, 3.06%, Maturing February 24, 2014	7,061,258
		Contech Construction Products
	1,756	Term Loan, 5.25%, Maturing January 31, 2013	1,530,568
		Forestar USA Real Estate Group, Inc.
	1,675	Revolving Loan, 0.68%, Maturing August 6, 2013(3)	1,608,217
	13,570	Term Loan, 6.50%, Maturing August 6, 2015	13,366,390
		Lafarge Roofing
	1,609	Term Loan, 3.25%, Maturing March 16, 2015(2)	1,461,612
EUR	2,905	Term Loan, 3.25%, Maturing April 16, 2015(2)	3,612,903
EUR	1,914	Term Loan, 5.00%, Maturing April 16, 2015(2)	2,366,972
		Materis
EUR	2,148	Term Loan, 3.71%, Maturing April 27, 2014	2,811,029
EUR	2,290	Term Loan, 3.80%, Maturing April 27, 2015	2,996,440
		NCI Building Systems, Inc.
	3,323	Term Loan, 8.00%, Maturing April 18, 2014	3,283,236

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	November 2005 Land Investors, LLC
610	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	$137,178
	Panolam Industries Holdings, Inc.
9,949	Term Loan, 8.25%, Maturing December 31, 2013	9,221,047
	RE/MAX International, Inc.
13,796	Term Loan, 5.50%, Maturing April 15, 2016	13,933,708
	Realogy Corp.
912	Term Loan, 3.26%, Maturing October 10, 2013	886,570
7,697	Term Loan, 3.29%, Maturing October 10, 2013	7,481,174
	South Edge, LLC
8,795	Term Loan, 0.00%, Maturing October 31, 2009(6)	4,595,201
	WCI Communities, Inc.
3,463	Term Loan, 10.06%, Maturing September 2, 2016(2)	3,358,907

		$122,813,774

Business Equipment and Services — 6.6%
	Activant Solutions, Inc.
74	Term Loan, 2.81%, Maturing May 1, 2013	$73,176
1,543	Term Loan, 2.31%, Maturing May 2, 2013	1,527,446
9,679	Term Loan, 4.81%, Maturing February 2, 2016	9,775,642
	Acxiom Corp.
8,693	Term Loan, 3.30%, Maturing March 15, 2015	8,769,282
	Advantage Sales & Marketing, Inc.
30,872	Term Loan, 5.25%, Maturing December 18, 2017	31,147,533
	Affinion Group, Inc.
30,515	Term Loan, 5.00%, Maturing October 10, 2016	30,762,443
	Allied Barton Security Services
988	Term Loan, 7.75%, Maturing February 18, 2015	989,249
	Dealer Computer Services, Inc.
21,595	Term Loan, 5.25%, Maturing April 21, 2017	21,813,963
	Education Management, LLC
19,769	Term Loan, 2.06%, Maturing June 3, 2013	19,466,348
	Fifth Third Processing Solution
7,150	Term Loan, 5.50%, Maturing November 3, 2016	7,271,550
	First American Corp.
6,691	Term Loan, 4.75%, Maturing April 12, 2016	6,754,107
	Infogroup, Inc.
5,348	Term Loan, 6.25%, Maturing July 1, 2016	5,421,662
	iPayment, Inc.
22,292	Term Loan, 2.31%, Maturing May 10, 2013	21,957,519
	Kronos, Inc.
13,606	Term Loan, 2.05%, Maturing June 11, 2014	13,583,290
	Mitchell International, Inc.
1,964	Term Loan, 2.31%, Maturing March 28, 2014	1,856,250
1,500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	1,353,750
	NE Customer Service
17,216	Term Loan, 6.00%, Maturing March 23, 2016	17,208,531
	Protection One Alarm Monitor, Inc.
12,345	Term Loan, 6.00%, Maturing May 16, 2016	12,391,273
	Quantum Corp.
3,174	Term Loan, 3.80%, Maturing July 14, 2014	3,154,122
	Quintiles Transnational Corp.
10,000	Revolving Loan, 0.25%, Maturing March 31, 2012(3)	9,834,000
17,729	Term Loan, 2.31%, Maturing March 29, 2013	17,739,871
	Sabre, Inc.
40,925	Term Loan, 2.28%, Maturing September 30, 2014	38,341,171
	Safenet, Inc.
14,575	Term Loan, 2.76%, Maturing April 12, 2014	14,501,849
	Serena Software, Inc.
8,010	Term Loan, 2.30%, Maturing March 10, 2013	8,013,280

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sitel (Client Logic)
	9,682	Term Loan, 5.80%, Maturing January 30, 2014	$9,525,011
EUR	569	Term Loan, 6.37%, Maturing January 30, 2014	760,156
		Softlayer Tech, Inc.
	9,325	Term Loan, 7.75%, Maturing November 5, 2016	9,422,139
		Solera Holdings, LLC
	3,707	Term Loan, 2.06%, Maturing May 16, 2014	3,690,784
EUR	2,931	Term Loan, 2.81%, Maturing May 16, 2014	3,962,420
		SunGard Data Systems, Inc.
	20,189	Term Loan, 2.01%, Maturing February 28, 2014	20,145,784
	69,035	Term Loan, 3.91%, Maturing February 26, 2016	69,478,563
		Transaction Network Service, Inc.
	2,375	Term Loan, 6.00%, Maturing November 18, 2015	2,390,437
		TransUnion, LLC
	10,124	Term Loan, 6.75%, Maturing June 15, 2017	10,274,934
		Travelport, LLC
	7,673	Term Loan, 4.80%, Maturing August 21, 2015	7,485,377
	26,989	Term Loan, 4.96%, Maturing August 21, 2015	26,328,225
	29,490	Term Loan, 4.96%, Maturing August 21, 2015	28,767,739
EUR	2,106	Term Loan, 5.50%, Maturing August 21, 2015	2,760,648
	154	Term Loan, Maturing August 23, 2013(7)	149,408
	499	Term Loan, Maturing August 23, 2013(7)	484,858
	846	Term Loan, Maturing August 23, 2013(7)	822,814
		Valassis Communications, Inc.
	2,708	Term Loan, 2.56%, Maturing March 2, 2014	2,711,897
		West Corp.
	2,707	Term Loan, 2.74%, Maturing October 24, 2013	2,706,159
	18,437	Term Loan, 4.59%, Maturing July 15, 2016	18,659,676
	6,634	Term Loan, 4.61%, Maturing July 15, 2016	6,714,396

			$530,948,732

Cable and Satellite Television — 6.6%
		Atlantic Broadband Finance, LLC
	11,776	Term Loan, 5.00%, Maturing November 27, 2015	$11,886,049
		Bresnan Communications, LLC
	13,475	Term Loan, 4.50%, Maturing December 14, 2017	13,626,594
		Cequel Communications, LLC
	48,833	Term Loan, 2.26%, Maturing November 5, 2013	48,859,887
		Charter Communications Operating, LLC
	30,798	Term Loan, 2.26%, Maturing March 6, 2014	30,838,514
	38,307	Term Loan, 3.56%, Maturing September 6, 2016	38,467,929
		CSC Holdings, Inc.
	1,462	Term Loan, 2.01%, Maturing March 29, 2016	1,474,328
	27,543	Term Loan, 2.01%, Maturing March 29, 2016	27,684,655
		Foxco Acquisition Sub, LLC
	16,631	Term Loan, 7.50%, Maturing July 14, 2015	16,651,665
		Insight Midwest Holdings, LLC
	25,573	Term Loan, 2.02%, Maturing April 7, 2014	25,530,005
		Kabel BW GmbH and Co.
EUR	1,500	Term Loan, 3.37%, Maturing June 9, 2014	2,055,009
EUR	1,500	Term Loan, 3.87%, Maturing June 9, 2015	2,055,009
		Kabel Deutschland GmbH
EUR	11,957	Term Loan, 3.12%, Maturing March 31, 2014	16,403,523
EUR	12,250	Term Loan, 4.12%, Maturing March 31, 2014	16,844,161
EUR	16,500	Term Loan, 4.87%, Maturing December 13, 2016	22,809,841
		MCC Iowa, LLC
	7,557	Term Loan, 2.01%, Maturing January 31, 2015	7,368,429
	7,680	Term Loan, 2.01%, Maturing January 31, 2015	7,488,000
		Mediacom Broadband, LLC
	10,224	Term Loan, 4.50%, Maturing October 23, 2017	10,242,794

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Mediacom Illinois, LLC
	19,095	Term Loan, 2.01%, Maturing January 31, 2015	$18,480,056
	2,963	Term Loan, 5.50%, Maturing March 31, 2017	2,959,724
		Mediacom, LLC
	10,459	Term Loan, 4.50%, Maturing October 23, 2017	10,471,795
		Midcontinent Communications
	5,985	Term Loan, 6.25%, Maturing December 31, 2016	6,052,331
		ProSiebenSat.1 Media AG
EUR	2,605	Term Loan, 2.54%, Maturing July 2, 2014	3,441,903
EUR	8,860	Term Loan, 2.54%, Maturing July 2, 2014	11,705,841
EUR	1,822	Term Loan, 3.68%, Maturing March 6, 2015	2,283,914
EUR	26,530	Term Loan, 2.91%, Maturing June 26, 2015	35,312,198
EUR	1,025	Term Loan, 2.91%, Maturing July 3, 2015	1,364,647
EUR	1,822	Term Loan, 3.93%, Maturing March 4, 2016	2,283,914
		UPC Broadband Holding B.V.
	20,842	Term Loan, 3.76%, Maturing December 30, 2016	20,837,244
EUR	25,765	Term Loan, 4.54%, Maturing December 31, 2016	35,160,607
	20,793	Term Loan, 3.76%, Maturing December 29, 2017	20,840,649
EUR	6,477	Term Loan, 4.79%, Maturing December 31, 2017	8,814,809
		Virgin Media Investment Holding
GBP	2,000	Term Loan, 4.03%, Maturing June 30, 2015	3,215,715
GBP	19,000	Term Loan, 4.53%, Maturing December 31, 2015	30,619,048
		YPSO Holding SA
EUR	3,196	Term Loan, 4.62%, Maturing June 16, 2014(2)	3,723,139
EUR	5,215	Term Loan, 4.62%, Maturing June 16, 2014(2)	6,074,597
EUR	9,282	Term Loan, 4.62%, Maturing June 16, 2014(2)	10,812,424
EUR	1,000	Term Loan, 5.12%, Maturing December 31, 2015(2)	1,158,834

			$535,899,781

Chemicals and Plastics — 5.0%
		Arizona Chemical, Inc.
	6,802	Term Loan, 6.75%, Maturing November 21, 2016	$6,909,556
		Brenntag Holding GmbH and Co. KG
	1,824	Term Loan, 3.77%, Maturing January 20, 2014	1,832,028
	10,152	Term Loan, 3.77%, Maturing January 20, 2014	10,196,761
EUR	4,233	Term Loan, 4.39%, Maturing January 20, 2014	5,888,516
GBP	1,200	Term Loan, 4.43%, Maturing January 20, 2014	1,924,623
EUR	1,057	Term Loan, Maturing January 20, 2014(7)	1,429,266
EUR	828	Term Loan, Maturing January 19, 2015(7)	1,152,424
EUR	32	Term Loan - Second Lien, 7.19%, Maturing July 17, 2015	44,896
EUR	230	Term Loan - Second Lien, 7.19%, Maturing July 17, 2015	321,758
		British Vita UK, Ltd.
EUR	1,012	Term Loan, 6.21%, Maturing June 30, 2014(2)	1,379,049
		Celanese Holdings, LLC
	11,787	Term Loan, 1.76%, Maturing April 2, 2014	11,843,286
	1,756	Term Loan, 1.80%, Maturing April 2, 2014	1,764,780
	5,068	Term Loan, 3.30%, Maturing October 31, 2016	5,128,132
EUR	679	Term Loan, 3.94%, Maturing October 31, 2016	934,919
		Chemtura Corp.
	8,200	Term Loan, 5.50%, Maturing August 27, 2016	8,309,331
		Hexion Specialty Chemicals, Inc.
	12,500	Term Loan, 2.25%, Maturing May 5, 2013	12,125,000
	1,197	Term Loan, 2.56%, Maturing May 6, 2013	1,189,651
	2,803	Term Loan, 2.56%, Maturing May 6, 2013	2,786,981
	4,215	Term Loan, 4.06%, Maturing May 5, 2015	4,230,212
	5,952	Term Loan, 4.06%, Maturing May 5, 2015	5,940,920
	6,987	Term Loan, 4.06%, Maturing May 5, 2015	7,024,715
	13,636	Term Loan, 4.06%, Maturing May 5, 2015	13,709,655
EUR	1,091	Term Loan, 4.76%, Maturing May 5, 2015	1,471,187

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Houghton International, Inc.
	1,600	Revolving Loan, Maturing January 30, 2016(7)	$1,536,000
	8,100	Term Loan, Maturing January 11, 2016(7)	8,241,750
		Huish Detergents, Inc.
	1,979	Term Loan, 2.01%, Maturing April 26, 2014	1,930,606
		Huntsman International, LLC
	19,876	Term Loan, 1.80%, Maturing April 21, 2014	19,801,849
	5,333	Term Loan, 2.53%, Maturing June 30, 2016	5,346,501
		INEOS Group
	306	Term Loan, 7.00%, Maturing December 14, 2012	316,948
EUR	11,706	Term Loan, 7.50%, Maturing December 16, 2013	16,761,558
	22,374	Term Loan, 7.50%, Maturing December 16, 2013	23,213,293
EUR	12,456	Term Loan, 8.00%, Maturing December 16, 2014	17,835,967
	22,774	Term Loan, 8.00%, Maturing December 16, 2014	23,627,881
		ISP Chemco, Inc.
	8,407	Term Loan, 1.81%, Maturing June 4, 2014	8,362,388
		Kleopatra
GBP	509	Term Loan, Maturing January 3, 2016(7)	716,642
EUR	2,142	Term Loan, Maturing January 3, 2016(7)	2,588,744
	154	Term Loan, Maturing January 9, 2017(7)	134,423
		Kraton Polymers, LLC
	10,871	Term Loan, 2.31%, Maturing May 13, 2013	10,780,583
		MacDermid, Inc.
	5,956	Term Loan, 2.26%, Maturing April 12, 2014	5,723,484
		Millenium Inorganic Chemicals
	15,771	Term Loan, 2.55%, Maturing May 15, 2014	15,682,679
		Momentive Performance Material
	4,800	Term Loan, 2.51%, Maturing December 4, 2013	4,784,251
	20,420	Term Loan, 2.56%, Maturing December 4, 2013	20,352,692
EUR	14,974	Term Loan, 3.12%, Maturing December 4, 2013	20,074,581
		Nalco Co.
	11,596	Term Loan, 4.50%, Maturing October 5, 2017	11,753,932
		Omnova Solutions, Inc.
	12,450	Term Loan, 5.75%, Maturing May 31, 2017	12,644,531
		Rockwood Specialties Group, Inc.
EUR	439	Term Loan, 5.00%, Maturing July 29, 2011	595,964
	23,138	Term Loan, 6.00%, Maturing May 15, 2014	23,230,019
		Solutia, Inc.
	5,000	Revolving Loan, 0.99%, Maturing March 12, 2015(3)	4,650,000
	16,584	Term Loan, 4.50%, Maturing March 17, 2017	16,755,510
		Styron S.A.R.L.
	16,454	Term Loan, 7.50%, Maturing June 17, 2016	16,731,399

			$401,711,821

Clothing/Textiles — 0.2%
		Phillips Van Heusen Corp.
	7,071	Term Loan, 4.75%, Maturing May 6, 2016	$7,141,464
EUR	5,509	Term Loan, 5.00%, Maturing May 6, 2016	7,533,804

			$14,675,268

Conglomerates — 2.0%
		Aquilex Holdings, LLC
	1,769	Term Loan, 5.50%, Maturing April 1, 2016	$1,779,839
		Gentek
	4,564	Term Loan, 6.75%, Maturing October 6, 2015	4,671,947
		Goodman Global Holdings, Inc.
	18,164	Term Loan, 5.75%, Maturing October 28, 2016	18,352,688
		Jarden Corp.
	10,332	Term Loan, 3.55%, Maturing January 26, 2015	10,436,378
		Johnson Diversey, Inc.
	4,397	Term Loan, 5.25%, Maturing November 24, 2015	4,457,272

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Manitowoc Company, Inc. (The)
	9,462	Term Loan, 5.31%, Maturing November 6, 2013	$9,528,724
	3,744	Term Loan, 8.00%, Maturing November 6, 2014	3,804,421
		RBS Global, Inc.
	6,421	Term Loan, 2.56%, Maturing July 19, 2013	6,343,826
	28,406	Term Loan, 2.81%, Maturing July 19, 2013	28,325,675
		RGIS Holdings, LLC
	931	Term Loan, 2.80%, Maturing April 30, 2014	905,754
	20,054	Term Loan, 2.80%, Maturing April 30, 2014	19,502,464
		Service Master Co.
	2,211	Term Loan, 2.76%, Maturing July 24, 2014	2,184,738
	22,206	Term Loan, 2.77%, Maturing July 24, 2014	21,938,407
		US Investigations Services, Inc.
	21,803	Term Loan, 3.05%, Maturing February 21, 2015	21,666,815
	5,547	Term Loan, 7.75%, Maturing February 21, 2015	5,630,332
		Vertrue, Inc.
	6,309	Term Loan, 3.31%, Maturing August 16, 2014	5,725,770

			$165,255,050

Containers and Glass Products — 2.8%
		Berry Plastics Corp.
	25,121	Term Loan, 2.28%, Maturing April 3, 2015	$24,675,341
		BWAY Corp.
	546	Term Loan, 5.50%, Maturing June 16, 2017	550,264
	9,322	Term Loan, 5.53%, Maturing June 16, 2017	9,397,916
		Consolidated Container Co.
	15,372	Term Loan, 2.50%, Maturing March 28, 2014	14,660,875
		Crown Americas, Inc.
	583	Term Loan, 2.02%, Maturing November 15, 2012	582,055
EUR	1,699	Term Loan, 2.51%, Maturing November 15, 2012	2,291,407
		Graham Packaging Holdings Co.
	15,898	Term Loan, 6.75%, Maturing April 5, 2014	16,180,631
	16,908	Term Loan, 6.00%, Maturing September 23, 2016	17,242,261
		Graphic Packaging International, Inc.
	23,084	Term Loan, 2.30%, Maturing May 16, 2014	23,155,700
	5,812	Term Loan, 3.05%, Maturing May 16, 2014	5,856,430
		Hilex Poly Co.
	5,000	Term Loan, 11.25%, Maturing November 16, 2015	5,075,000
		JSG Acquisitions
EUR	2,699	Term Loan, 4.06%, Maturing December 31, 2014	3,711,404
EUR	2,690	Term Loan, 4.22%, Maturing December 31, 2014	3,698,924
		OI European Group B.V.
EUR	11,939	Term Loan, 2.26%, Maturing June 14, 2013	16,018,689
		Pelican Products, Inc.
	6,450	Term Loan, 5.75%, Maturing November 30, 2016	6,534,656
		Reynolds Group Holdings, Inc.
	16,000	Term Loan, 6.25%, Maturing August 6, 2015	16,090,000
	16,170	Term Loan, 6.25%, Maturing May 5, 2016	16,306,681
	18,517	Term Loan, 6.50%, Maturing May 5, 2016	18,640,489
	12,512	Term Loan, 6.75%, Maturing May 5, 2016	12,583,438
		Smurfit Kappa Acquisitions
EUR	45	Term Loan, 3.99%, Maturing November 21, 2013	62,515
EUR	45	Term Loan, 4.35%, Maturing November 21, 2013	62,526
EUR	175	Term Loan, 4.14%, Maturing December 31, 2014	240,211
EUR	175	Term Loan, 4.24%, Maturing December 31, 2014	240,127
		Smurfit-Stone Container Corp.
	15,049	Term Loan, 6.75%, Maturing July 15, 2016	15,243,768

			$229,101,308

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cosmetics/Toiletries — 1.7%
		Alliance Boots Holdings, Ltd.
GBP	28,000	Term Loan, 3.57%, Maturing July 5, 2015	$42,590,519
EUR	39,213	Term Loan, 3.78%, Maturing July 5, 2015	51,951,089
		Bausch & Lomb, Inc.
	4,306	Term Loan, 3.51%, Maturing April 24, 2015	4,328,182
	19,724	Term Loan, 3.54%, Maturing April 24, 2015	19,825,780
		Prestige Brands, Inc.
	19,700	Term Loan, 4.75%, Maturing March 24, 2016	19,913,000

			$138,608,570

Drugs — 0.8%
		Graceway Pharmaceuticals, LLC
	11,733	Term Loan, 5.01%, Maturing May 3, 2012	$5,551,127
		Pharmaceutical Holdings Corp.
	633	Term Loan, 4.51%, Maturing January 30, 2012	626,796
		Warner Chilcott Corp.
	12,828	Term Loan, 6.00%, Maturing October 30, 2014	12,876,001
	6,330	Term Loan, 6.25%, Maturing April 30, 2015	6,388,244
	9,594	Term Loan, 6.25%, Maturing April 30, 2015	9,682,365
	15,936	Term Loan, 6.25%, Maturing April 30, 2015	16,083,245
	4,365	Term Loan, 6.50%, Maturing February 22, 2016	4,423,478
		WC Luxco S.A.R.L.
	11,213	Term Loan, 4.51%, Maturing August 20, 2014	11,293,095

			$66,924,351

Ecological Services and Equipment — 0.6%
		BakerCorp.
	2,367	Term Loan, 4.79%, Maturing May 8, 2014	$2,357,679
		Big Dumpster Merger Sub, Inc.
	1,614	Term Loan, 2.51%, Maturing February 5, 2013	1,285,848
		Environmental Systems Products Holdings, Inc.
	292	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	255,956
		Kemble Water Structure, Ltd.
GBP	21,400	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	33,651,152
		Sensus Metering Systems, Inc.
	7,298	Term Loan, 7.00%, Maturing June 3, 2013	7,348,260
		Synagro Technologies, Inc.
	992	Term Loan, 2.27%, Maturing April 2, 2014	916,212
		Wastequip, Inc.
	679	Term Loan, 2.51%, Maturing February 5, 2013	541,409

			$46,356,516

Electronics/Electrical — 3.6%
		Aspect Software, Inc.
	22,038	Term Loan, 6.25%, Maturing April 19, 2016	$22,294,636
		Bentley Systems, Inc.
	5,825	Term Loan, Maturing December 29, 2016(7)	5,868,687
		Christie/Aix, Inc.
	8,801	Term Loan, 5.25%, Maturing April 29, 2016	8,801,064
		Fairchild Semiconductor Corp.
	10,657	Term Loan, 1.56%, Maturing June 26, 2013	10,623,482
		FCI International S.A.S.
	552	Term Loan, 3.68%, Maturing November 1, 2013	541,390
	573	Term Loan, 3.68%, Maturing November 1, 2013	562,353
	750	Term Loan, 3.68%, Maturing November 1, 2013	735,828
	552	Term Loan, 3.68%, Maturing October 31, 2014	541,390
	573	Term Loan, 3.68%, Maturing October 31, 2014	562,353
		Freescale Semiconductor, Inc.
	37,144	Term Loan, 4.51%, Maturing December 1, 2016	37,289,484

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Infor Enterprise Solutions Holdings
EUR	2,880	Term Loan, 5.82%, Maturing July 28, 2015	$3,805,143
	12,804	Term Loan, 6.01%, Maturing July 28, 2015	12,491,747
	29,851	Term Loan, 6.01%, Maturing July 28, 2015	29,067,194
		Microsemi Corp.
	11,425	Term Loan, 5.00%, Maturing November 2, 2017	11,601,139
		Network Solutions, LLC
	10,445	Term Loan, 2.51%, Maturing March 7, 2014	10,066,028
		Open Solutions, Inc.
	10,002	Term Loan, 2.43%, Maturing January 23, 2014	8,757,180
		RBS Worldpay, Inc.
GBP	9,500	Term Loan, 6.76%, Maturing October 2, 2017	15,395,123
	3,500	Term Loan, 6.25%, Maturing October 15, 2017	3,543,750
		Sensata Technologies Finance Co.
	39,653	Term Loan, 2.05%, Maturing April 26, 2013	39,653,059
		Shield Finance Co. S.A.R.L.
	6,230	Term Loan, 7.75%, Maturing June 15, 2016	6,292,426
		Spansion, LLC
	5,529	Term Loan, 6.50%, Maturing January 8, 2015	5,601,345
		Spectrum Brands, Inc.
	21,239	Term Loan, 8.00%, Maturing June 16, 2016	21,504,150
		SS&C Technologies, Inc.
	2,643	Term Loan, 2.30%, Maturing November 23, 2012	2,629,664
		VeriFone, Inc.
	1,809	Term Loan, 3.01%, Maturing October 31, 2013	1,813,301
		Vertafore, Inc.
	26,691	Term Loan, 7.24%, Maturing July 29, 2016	26,849,868

			$286,891,784

Equipment Leasing — 0.2%
		Hertz Corp.
	12,630	Term Loan, 2.01%, Maturing December 21, 2012	$12,633,577
	3,181	Term Loan, 2.03%, Maturing December 21, 2012	3,182,015

			$15,815,592

Farming/Agriculture — 0.3%
		CF Industries, Inc.
	3,511	Term Loan, 4.25%, Maturing April 6, 2015	$3,536,215
		Earthbound Farm Holdings III, LLC
	6,300	Term Loan, 6.75%, Maturing December 21, 2016	6,398,437
		WM. Bolthouse Farms, Inc.
	13,031	Term Loan, 5.50%, Maturing February 11, 2016	13,137,377

			$23,072,029

Financial Intermediaries — 3.1%
		Asset Acceptance Capital Corp.
	10,856	Term Loan, 3.80%, Maturing June 5, 2013	$10,666,123
		Citco III, Ltd.
	2,088	Term Loan, Maturing May 25, 2013(7)	2,040,959
	26,949	Term Loan, 4.46%, Maturing June 30, 2014	26,814,430
		E.A. Viner International Co.
	270	Term Loan, 4.81%, Maturing July 31, 2013	267,340
		Fidelity National Information Services, Inc.
	17,506	Term Loan, 5.25%, Maturing July 18, 2016	17,792,420
		First Data Corp.
	8,715	Term Loan, 3.01%, Maturing September 24, 2014	8,263,123
	11,333	Term Loan, 3.01%, Maturing September 24, 2014	10,742,890
	13,303	Term Loan, 3.01%, Maturing September 24, 2014	12,611,447
		Grosvenor Capital Management
	8,974	Term Loan, 4.31%, Maturing December 5, 2016	8,861,914

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		HarbourVest Partners, LLC
	10,850	Term Loan, 6.25%, Maturing December 14, 2016	$10,985,625
		Interactive Data Corp.
	10,448	Term Loan, 6.75%, Maturing January 27, 2017	10,612,874
		Jupiter Asset Management Group
GBP	2,841	Term Loan, 4.35%, Maturing March 17, 2015	4,527,378
		LPL Holdings, Inc.
	7,518	Term Loan, 2.04%, Maturing June 28, 2013	7,529,564
	23,664	Term Loan, 4.25%, Maturing June 25, 2015	23,848,818
	15,422	Term Loan, 5.25%, Maturing June 28, 2017	15,682,159
		MSCI, Inc.
	24,079	Term Loan, 4.75%, Maturing June 1, 2016	24,364,938
		Nuveen Investments, Inc.
	18,231	Term Loan, 3.30%, Maturing November 13, 2014	17,864,470
	16,707	Term Loan, 5.80%, Maturing May 12, 2017	16,863,639
		Oxford Acquisition III, Ltd.
	7,042	Term Loan, 2.05%, Maturing May 12, 2014	6,997,915
		RJO Holdings Corp. (RJ O’Brien)
	63	Term Loan, 6.27%, Maturing December 10, 2015(4)	51,598
	1,995	Term Loan, 6.27%, Maturing December 10, 2015(4)	1,591,883
		Travelex America Holdings, Inc.
	298	Term Loan, 2.95%, Maturing October 31, 2013	296,928
	4,702	Term Loan, 2.95%, Maturing October 31, 2013	4,689,322
	298	Term Loan, 3.45%, Maturing October 31, 2014	296,928
	4,702	Term Loan, 3.45%, Maturing October 31, 2014	4,689,322

			$248,954,007

Food Products — 2.4%
		Acosta, Inc.
	16,694	Term Loan, 2.51%, Maturing July 28, 2013	$16,683,692
		American Seafoods Group, LLC
	10,503	Term Loan, 5.50%, Maturing May 7, 2015	10,568,338
		Autobar BV
EUR	424	Term Loan, 5.88%, Maturing October 6, 2017	584,974
EUR	2,576	Term Loan, 5.88%, Maturing October 6, 2017	3,556,491
		B&G Foods, Inc.
	1,500	Term Loan, 2.31%, Maturing February 26, 2013	1,494,375
		BL Marketing, Ltd.
GBP	3,500	Term Loan, 2.60%, Maturing December 31, 2013	5,433,612
GBP	2,500	Term Loan - Second Lien, 5.40%, Maturing June 30, 2015	3,838,434
		Dean Foods Co.
	32,063	Term Loan, 1.81%, Maturing April 2, 2014	31,293,011
	3,194	Term Loan, 3.26%, Maturing April 2, 2014	3,181,167
		Dole Food Company, Inc.
	11,589	Term Loan, 5.04%, Maturing March 2, 2017	11,721,427
	4,666	Term Loan, 5.06%, Maturing March 2, 2017	4,719,246
		Liberator Midco, Ltd.
EUR	2,000	Term Loan, 5.62%, Maturing April 30, 2016	2,797,174
		Lion Polaris S.A.S.
EUR	5,269	Term Loan, 6.00%, Maturing October 31, 2017	7,303,048
		Michael Foods Holdings, Inc.
	16,402	Term Loan, 6.25%, Maturing June 29, 2016	16,681,939
		Picard
EUR	1,231	Term Loan, 6.00%, Maturing September 14, 2017	1,706,079
		Pierre Foods, Inc.
	14,788	Term Loan, 7.00%, Maturing September 30, 2016	14,963,544
		Pinnacle Foods Finance, LLC
	4,000	Revolving Loan, 0.86%, Maturing April 2, 2013(3)	3,720,000
	36,672	Term Loan, 2.76%, Maturing April 2, 2014	36,628,665
	5,744	Term Loan, 6.00%, Maturing April 2, 2014	5,828,894

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		United Biscuits
GBP	3,961	Term Loan, 3.11%, Maturing December 15, 2014	$6,255,657
GBP	1,500	Term Loan - Second Lien, 4.61%, Maturing June 15, 2016	2,357,724

			$191,317,491

Food Service — 4.1%
		Aramark Corp.
	960	Term Loan, 2.18%, Maturing January 26, 2014	$945,600
	3,210	Term Loan, 2.14%, Maturing January 27, 2014	3,220,987
	25,506	Term Loan, 2.18%, Maturing January 27, 2014	25,590,641
	4,018	Term Loan, 3.51%, Maturing July 26, 2016	4,054,430
	40,872	Term Loan, 3.55%, Maturing July 26, 2016	41,238,460
		Buffets, Inc.
	9,149	Term Loan, 12.00%, Maturing April 21, 2015(2)	8,754,804
	1,161	Term Loan, 7.55%, Maturing April 22, 2015(2)	891,293
		Burger King Corp.
	44,575	Term Loan, 6.25%, Maturing October 19, 2016	45,337,634
EUR	3,000	Term Loan, 6.50%, Maturing October 19, 2016	4,174,197
		CBRL Group, Inc.
	365	Term Loan, 1.79%, Maturing April 29, 2013	364,360
	3,588	Term Loan, 1.79%, Maturing April 29, 2013	3,582,639
	221	Term Loan, 2.79%, Maturing April 27, 2016	220,740
	2,292	Term Loan, 2.79%, Maturing April 27, 2016	2,293,877
		Darling International, Inc.
	12,000	Term Loan, 5.75%, Maturing December 16, 2016	12,172,500
		Denny’s, Inc.
	11,880	Term Loan, 6.50%, Maturing September 20, 2016	12,058,200
		DineEquity, Inc.
	18,842	Term Loan, 6.00%, Maturing October 19, 2017	19,177,161
		Dunkin Brands, Inc.
	28,275	Term Loan, 5.75%, Maturing November 23, 2017	28,788,587
		JRD Holdings, Inc.
	6,459	Term Loan, 2.51%, Maturing July 2, 2014	6,398,294
		OSI Restaurant Partners, LLC
	4,195	Term Loan, 2.56%, Maturing June 14, 2013	4,131,014
	43,053	Term Loan, 2.63%, Maturing June 14, 2014	42,392,079
		QCE Finance, LLC
	9,559	Term Loan, 5.01%, Maturing May 5, 2013	9,048,032
		Sagittarius Restaurants, LLC
	9,121	Term Loan, 7.51%, Maturing May 18, 2015	9,149,440
		Selecta
CHF	18,405	Term Loan, 2.45%, Maturing July 2, 2015	16,694,018
		SSP Financing, Ltd.
	5,115	Term Loan, 1.30%, Maturing December 17, 2016	4,578,307
		U.S. Foodservice, Inc.
	20,355	Term Loan, 2.76%, Maturing July 3, 2014	19,687,516
		Wendy’s/Arby’s Restaurants, LLC
	8,765	Term Loan, 5.00%, Maturing May 24, 2017	8,855,158

			$333,799,968

Food/Drug Retailers — 2.7%
		General Nutrition Centers, Inc.
	40,213	Term Loan, 2.54%, Maturing September 16, 2013	$40,086,977
		NBTY, Inc.
	34,250	Term Loan, 6.25%, Maturing October 2, 2017	34,838,689
		Pantry, Inc. (The)
	60	Term Loan, 2.01%, Maturing May 15, 2014	59,232
	6,556	Term Loan, 2.01%, Maturing May 15, 2014	6,435,733
		Rite Aid Corp.
	65,201	Term Loan, 2.02%, Maturing June 4, 2014	62,821,064
	16,768	Term Loan, 6.00%, Maturing June 4, 2014	16,886,736

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Roundy’s Supermarkets, Inc.
	42,190	Term Loan, 7.00%, Maturing November 3, 2013	$42,493,373
	2,500	Term Loan - Second Lien, 10.00%, Maturing April 18, 2016	2,542,970
		Supervalu, Inc.
	4,889	Term Loan, 1.64%, Maturing June 1, 2012	4,857,561
	2,847	Term Loan, 3.51%, Maturing October 5, 2015	2,841,531

			$213,863,866

Forest Products — 0.5%
		Georgia-Pacific Corp.
	3,959	Term Loan, 2.30%, Maturing December 20, 2012	$3,970,909
	29,097	Term Loan, 2.30%, Maturing December 21, 2012	29,186,573
	10,387	Term Loan, 3.55%, Maturing December 23, 2014	10,470,663

			$43,628,145

Health Care — 11.5%
		1-800-Contacts, Inc.
	7,678	Term Loan, 7.70%, Maturing March 4, 2015	$7,716,487
		Alliance Healthcare Services
	11,807	Term Loan, 5.50%, Maturing June 1, 2016	11,914,173
		AMR HoldCo, Inc.
	4,906	Term Loan, 3.26%, Maturing April 8, 2015	4,906,250
		Ardent Medical Services, Inc.
	10,540	Term Loan, 6.50%, Maturing September 15, 2015	10,623,773
		Ascend Learning
	17,350	Term Loan, 7.75%, Maturing December 6, 2016	17,125,890
		Aveta Holdings, LLC
	5,318	Term Loan, 8.50%, Maturing April 14, 2015	5,358,382
	5,318	Term Loan, 8.50%, Maturing April 14, 2015	5,358,382
		Biomet, Inc.
	61,712	Term Loan, 3.29%, Maturing March 25, 2015	62,016,292
EUR	2,878	Term Loan, 3.85%, Maturing March 25, 2015	3,927,577
		Cardinal Health 409, Inc.
	15,361	Term Loan, 2.51%, Maturing April 10, 2014	14,983,259
		Carestream Health, Inc.
	20,389	Term Loan, 2.26%, Maturing April 30, 2013	20,266,877
		Carl Zeiss Vision Holding GmbH
EUR	7,534	Term Loan, 2.54%, Maturing October 24, 2014	9,232,020
EUR	837	Term Loan, 4.00%, Maturing September 30, 2019	905,437
		Catalina Marketing Corp.
	3,989	Term Loan, 3.01%, Maturing October 1, 2014	3,982,448
		CDRL MS, Inc.
	4,988	Term Loan, 6.75%, Maturing September 29, 2016	5,081,016
		Community Health Systems, Inc.
	3,504	Term Loan, 2.54%, Maturing July 25, 2014	3,490,585
	81,395	Term Loan, 2.54%, Maturing July 25, 2014	81,095,086
	26,975	Term Loan, 3.79%, Maturing January 25, 2017	27,199,353
		ConvaTec, Inc.
EUR	7,500	Term Loan, 5.75%, Maturing December 22, 2016	10,474,000
	9,875	Term Loan, 5.75%, Maturing December 22, 2016	10,025,179
		Dako EQT Project Delphi
EUR	3,099	Term Loan, 3.15%, Maturing May 31, 2016	3,959,533
	1,568	Term Loan, 2.43%, Maturing June 12, 2016	1,433,690
		DaVita, Inc.
	27,025	Term Loan, 4.50%, Maturing October 20, 2016	27,459,238
		DJO Finance, LLC
	16,343	Term Loan, 3.26%, Maturing May 20, 2014	16,245,216
		Emdeon Business Services, LLC
	8,978	Term Loan, 4.50%, Maturing November 18, 2013	9,050,442

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Fenwal, Inc.
	504	Term Loan, 2.54%, Maturing February 28, 2014	$470,898
	2,938	Term Loan, 2.54%, Maturing February 28, 2014	2,746,902
		Fresenius Medical Care Holdings
	7,777	Term Loan, 1.68%, Maturing March 31, 2013	7,773,350
		Fresenius SE
	935	Term Loan, 4.50%, Maturing September 10, 2014	942,430
	1,910	Term Loan, 4.50%, Maturing September 10, 2014	1,926,081
		Grifols SA
	31,100	Term Loan, Maturing November 23, 2016(7)	31,628,047
		Hanger Orthopedic Group, Inc.
	5,550	Term Loan, 5.25%, Maturing November 17, 2016	5,633,250
		Harvard Drug Group, LLC
	349	Term Loan, 6.50%, Maturing April 8, 2016	340,312
	2,538	Term Loan, 6.50%, Maturing April 8, 2016	2,475,000
		HCA, Inc.
	37,850	Term Loan, 2.55%, Maturing November 18, 2013	37,828,629
	51,769	Term Loan, 3.55%, Maturing March 31, 2017	52,390,695
		Health Management Associates, Inc.
	47,960	Term Loan, 2.05%, Maturing February 28, 2014	47,873,853
		Iasis Healthcare, LLC
	248	Term Loan, 2.26%, Maturing March 14, 2014	246,390
	908	Term Loan, 2.26%, Maturing March 14, 2014	900,861
	2,623	Term Loan, 2.26%, Maturing March 14, 2014	2,602,718
		Ikaria Acquisition, Inc.
	3,133	Term Loan, 7.00%, Maturing May 16, 2016	3,018,947
		IM U.S. Holdings, LLC
	9,188	Term Loan, 2.26%, Maturing June 26, 2014	9,173,956
		IMS Health, Inc.
EUR	1,980	Term Loan, 5.50%, Maturing January 31, 2016	2,734,136
	8,169	Term Loan, 5.25%, Maturing February 26, 2016	8,286,884
		inVentiv Health, Inc.
	9,403	Term Loan, 6.50%, Maturing August 4, 2016	9,543,791
		Lifepoint Hospitals, Inc.
	15,498	Term Loan, 3.04%, Maturing April 15, 2015	15,542,895
		MedAssets, Inc.
	13,200	Term Loan, 5.25%, Maturing November 16, 2016	13,403,504
		MPT Operating Partnership, L.P.
	7,613	Term Loan, 5.00%, Maturing May 17, 2016	7,651,400
		MultiPlan, Inc.
	28,639	Term Loan, 6.50%, Maturing August 26, 2017	28,965,890
		Mylan, Inc.
	4,394	Term Loan, 3.56%, Maturing October 2, 2014	4,427,435
		National Mentor Holdings, Inc.
	537	Term Loan, 2.15%, Maturing June 29, 2013	531,733
	8,663	Term Loan, 4.25%, Maturing June 29, 2013	8,576,315
		Nyco Holdings
	5,759	Term Loan, 3.51%, Maturing December 29, 2013	5,651,676
	13,869	Term Loan, 4.26%, Maturing December 29, 2014	13,644,731
EUR	8,891	Term Loan, 4.87%, Maturing December 29, 2014	11,997,792
EUR	8,889	Term Loan, 5.37%, Maturing December 29, 2015	11,991,154
	13,899	Term Loan - Second Lien, 4.76%, Maturing December 29, 2015	13,674,157
		Prime Healthcare Services, Inc.
	29,885	Term Loan, 7.25%, Maturing April 22, 2015	29,437,126
		RadNet Management, Inc.
	15,159	Term Loan, 5.75%, Maturing April 1, 2016	15,225,580
		ReAble Therapeutics Finance, LLC
	8,756	Term Loan, 2.26%, Maturing November 18, 2013	8,734,225
		RehabCare Group, Inc.
	4,455	Term Loan, 6.00%, Maturing November 24, 2015	4,506,639

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Renal Advantage Holdings, Inc.
	9,675	Term Loan, 5.75%, Maturing December 16, 2016	$9,835,247
		Res-Care, Inc.
	7,325	Term Loan, 7.25%, Maturing December 22, 2016	7,215,125
		Select Medical Holdings Corp.
	15,142	Term Loan, 4.04%, Maturing August 22, 2014	15,236,676
	1,043	Term Loan, 4.05%, Maturing August 22, 2014	1,049,033
		Skillsoft Corp.
	3,980	Term Loan, 6.50%, Maturing May 26, 2017	4,039,700
		Sunquest Information Systems, Inc.
	12,925	Term Loan, 6.25%, Maturing December 16, 2016	13,021,938
		Sunrise Medical Holdings, Inc.
EUR	2,240	Term Loan, 6.75%, Maturing May 13, 2014	2,837,435
		TZ Merger Sub., Inc. (TriZetto)
	4,988	Term Loan, 5.75%, Maturing August 4, 2015	5,024,906
		Universal Health Services, Inc.
	20,425	Term Loan, 5.50%, Maturing November 15, 2016	20,809,725
		Vanguard Health Holding Co., LLC
	22,410	Term Loan, 5.00%, Maturing January 29, 2016	22,643,286
		VWR Funding, Inc.
	29,977	Term Loan, 2.76%, Maturing June 30, 2014	29,770,951

			$927,813,989

Home Furnishings — 0.5%
		Dometic Corp.
	914	Term Loan, 1.03%, Maturing September 5, 2013	$813,717
	2,057	Term Loan, 1.03%, Maturing September 5, 2013	1,776,005
	1,066	Term Loan, 3.50%, Maturing September 5, 2013(2)	445,234
		Hunter Fan Co.
	3,081	Term Loan, 2.77%, Maturing April 16, 2014	2,849,807
		National Bedding Co., LLC
	24,859	Term Loan, 3.81%, Maturing November 28, 2013	24,982,892
	4,500	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	4,466,250
		Oreck Corp.
	797	Term Loan - Second Lien, 3.80%, Maturing March 19, 2016(4)	718,520
		Sanitec Europe OY
EUR	3,464	Term Loan, 2.50%, Maturing June 24, 2016	3,897,398

			$39,949,823

Industrial Equipment — 2.4%
		Alliance Laundry Systems, LLC
	1,958	Term Loan, 6.25%, Maturing September 30, 2016	$1,984,816
		Brand Energy and Infrastructure Services, Inc.
	17,108	Term Loan, 2.56%, Maturing February 7, 2014	16,879,731
		Bucyrus International, Inc.
	10,557	Term Loan, 4.25%, Maturing February 19, 2016	10,614,643
		EPD Holdings (Goodyear Engineering Products)
	3,572	Term Loan, 2.76%, Maturing July 31, 2014	3,321,500
	21,429	Term Loan, 2.76%, Maturing July 31, 2014	19,928,906
	2,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	1,761,250
		Excelitas Technologies Corp.
	5,985	Term Loan, 7.25%, Maturing November 23, 2016	6,044,850
		Generac Acquisition Corp.
	10,605	Term Loan, 2.80%, Maturing November 11, 2013	10,601,885
		Gleason Corp.
	7,589	Term Loan, 2.05%, Maturing June 30, 2013	7,437,365
		Itron, Inc.
	509	Term Loan, 3.76%, Maturing April 18, 2014	512,893
		Jason, Inc.
	302	Term Loan, 8.25%, Maturing September 21, 2014	302,952
	769	Term Loan, 8.25%, Maturing September 21, 2014	770,737

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		John Maneely Co.
	33,938	Term Loan, 3.55%, Maturing December 9, 2013	$33,616,786
		Kinetek Acquisition Corp.
	304	Term Loan, 3.94%, Maturing November 11, 2013	282,528
	2,999	Term Loan, 3.94%, Maturing November 11, 2013	2,785,632
		KION Group GmbH
	11,661	Term Loan, 4.01%, Maturing December 23, 2014(2)	10,891,847
EUR	1,533	Term Loan, 4.62%, Maturing December 23, 2014(2)	1,979,246
	11,661	Term Loan, 4.26%, Maturing December 23, 2015(2)	10,891,847
EUR	1,494	Term Loan, 4.87%, Maturing December 29, 2015(2)	1,927,903
		Pinafore, LLC
	26,954	Term Loan, 6.25%, Maturing September 29, 2016	27,409,194
		Polypore, Inc.
	2,000	Revolving Loan, 0.65%, Maturing July 3, 2013(3)	1,820,000
	22,561	Term Loan, 2.26%, Maturing July 3, 2014	22,166,520
EUR	1,075	Term Loan, 2.82%, Maturing July 3, 2014	1,428,331
		Sequa Corp.
	1,989	Term Loan, 3.56%, Maturing December 3, 2014	1,967,500

			$197,328,862

Insurance — 1.6%
		Alliant Holdings I, Inc.
	23,892	Term Loan, 3.30%, Maturing August 21, 2014	$23,294,808
	4,000	Term Loan, 6.75%, Maturing August 21, 2014	4,030,000
		AmWINS Group, Inc.
	6,428	Term Loan, 2.80%, Maturing June 8, 2013	6,319,456
		Applied Systems, Inc.
	13,325	Term Loan, 5.50%, Maturing December 8, 2016	13,413,838
		CCC Information Services Group, Inc.
	12,225	Term Loan, 5.50%, Maturing November 11, 2015	12,373,998
		Conseco, Inc.
	18,425	Term Loan, 7.50%, Maturing September 30, 2016	18,655,313
		Crump Group, Inc.
	4,285	Term Loan, 3.26%, Maturing August 1, 2014	4,225,922
		HUB International Holdings, Inc.
	2,781	Term Loan, 2.80%, Maturing June 13, 2014	2,771,707
	16,689	Term Loan, 2.80%, Maturing June 13, 2014	16,633,685
	3,481	Term Loan, 6.75%, Maturing June 13, 2014	3,504,434
		U.S.I. Holdings Corp.
	19,948	Term Loan, 2.76%, Maturing May 5, 2014	19,586,836
	1,975	Term Loan, 7.00%, Maturing May 5, 2014	1,972,531

			$126,782,528

Leisure Goods/Activities/Movies — 3.8%
		24 Hour Fitness Worldwide, Inc.
	3,980	Term Loan, 6.75%, Maturing April 22, 2016	$3,942,688
		Alpha D2, Ltd.
	6,116	Term Loan, 2.71%, Maturing December 31, 2013	5,963,906
	11,884	Term Loan, 2.71%, Maturing December 31, 2013	11,589,838
		AMC Entertainment, Inc.
	27,104	Term Loan, 3.51%, Maturing December 16, 2016	27,320,007
		AMF Bowling Worldwide, Inc.
	2,704	Term Loan, 2.76%, Maturing June 8, 2013	2,473,959
		Bombardier Recreational Products
	30,498	Term Loan, 2.81%, Maturing June 28, 2013	30,383,144
		Carmike Cinemas, Inc.
	15,312	Term Loan, 5.50%, Maturing January 27, 2016	15,517,663
		Cedar Fair, L.P.
	19,771	Term Loan, 5.50%, Maturing December 15, 2016	20,078,173
		Cinemark, Inc.
	28,770	Term Loan, 3.53%, Maturing April 29, 2016	29,034,297

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		ClubCorp Club Operations, Inc.
	7,350	Term Loan, 6.00%, Maturing November 9, 2016	$7,460,250
		Deluxe Entertainment Services
	271	Term Loan, 6.25%, Maturing May 11, 2013	261,340
	4,342	Term Loan, 6.25%, Maturing May 11, 2013	4,180,236
		Dh P Bidco, Ltd.
GBP	6,500	Term Loan, 5.00%, Maturing December 8, 2017	10,572,550
GBP	1,000	Term Loan, Maturing December 9, 2017(7)	1,613,864
		Fender Musical Instruments Corp.
	3,938	Term Loan, 2.51%, Maturing June 9, 2014	3,701,350
	1,129	Term Loan, 2.54%, Maturing June 9, 2014	1,061,565
		Miramax Film NY, LLC
	8,650	Term Loan, 7.75%, Maturing May 20, 2016	8,887,875
		National CineMedia, LLC
	12,250	Term Loan, 2.06%, Maturing February 13, 2015	12,175,630
		Odeon
GBP	624	Term Loan, 3.99%, Maturing April 2, 2015	981,349
GBP	624	Term Loan, 4.87%, Maturing April 2, 2016	981,349
		Regal Cinemas Corp.
	20,497	Term Loan, 3.80%, Maturing November 21, 2016	20,669,947
		Revolution Studios Distribution Co., LLC
	5,455	Term Loan, 4.01%, Maturing December 21, 2014	4,336,530
		Six Flags Theme Parks, Inc.
	27,944	Term Loan, 5.50%, Maturing June 30, 2016	28,380,124
		Sram, LLC
	4,891	Term loan, 5.00%, Maturing April 30, 2015	4,945,745
		SW Acquisition Co., Inc.
	14,009	Term Loan, 5.75%, Maturing June 1, 2016	14,183,606
		Universal City Development Partners, Ltd.
	21,562	Term Loan, 5.50%, Maturing November 6, 2014	21,854,006
		Zuffa, LLC
	4,000	Revolving Loan, 0.72%, Maturing June 19, 2012(3)	3,906,400
	10,950	Term Loan, 2.31%, Maturing June 19, 2015	10,785,597

			$307,242,988

Lodging and Casinos — 2.8%
		Ameristar Casinos, Inc.
	1,796	Term Loan, 3.55%, Maturing November 10, 2012	$1,802,451
		Choctaw Resort Development Enterprise
	2,249	Term Loan, 7.25%, Maturing November 4, 2011	2,243,454
		Full Moon Holdco 3, Ltd.
GBP	1,500	Term Loan, 4.56%, Maturing September 5, 2014	2,228,574
GBP	1,500	Term Loan, 4.76%, Maturing September 4, 2015	2,228,574
		Gala Electric Casinos, Ltd.
EUR	317	Revolving Loan, 5.14%, Maturing September 28, 2012	421,378
GBP	5,667	Revolving Loan, 2.89%, Maturing October 26, 2012(3)	8,801,461
GBP	10,750	Term Loan, 4.89%, Maturing October 25, 2013	16,279,925
GBP	10,750	Term Loan, 5.39%, Maturing October 27, 2014	16,280,033
GBP	1,178	Term Loan - Second Lien, 7.40%, Maturing April 7, 2015	1,715,973
		Harrah’s Operating Co.
	11,051	Term Loan, 3.30%, Maturing January 28, 2015	10,316,741
	12,000	Term Loan, 3.30%, Maturing January 28, 2015	11,184,372
	23,803	Term Loan, 3.30%, Maturing January 28, 2015	22,229,412
	9,900	Term Loan, 9.50%, Maturing October 31, 2016	10,539,629
		Herbst Gaming, Inc.
	3,607	Term Loan, 10.00%, Maturing December 31, 2015	3,758,694
		Isle of Capri Casinos, Inc.
	6,194	Term Loan, 5.00%, Maturing November 25, 2013	6,203,858
	9,829	Term Loan, 5.00%, Maturing November 25, 2013	9,845,100
	23,963	Term Loan, 5.00%, Maturing November 25, 2013	24,003,156

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Las Vegas Sands, LLC
	1,346	Term Loan, 2.04%, Maturing May 23, 2014	$1,334,138
	6,623	Term Loan, 2.04%, Maturing May 23, 2014	6,565,403
	4,931	Term Loan, 3.04%, Maturing November 23, 2016	4,910,278
	9,660	Term Loan, 3.04%, Maturing November 23, 2016	9,628,385
		LodgeNet Entertainment Corp.
	8,759	Term Loan, 2.31%, Maturing April 4, 2014	8,226,565
		Penn National Gaming, Inc.
	29,483	Term Loan, 2.03%, Maturing October 3, 2012	29,528,529
		Scandic Hotels
EUR	1,725	Term Loan, 3.39%, Maturing April 25, 2015	2,187,055
EUR	1,725	Term Loan, 3.76%, Maturing June 30, 2016	2,187,055
		VML US Finance, LLC
	2,748	Term Loan, 4.80%, Maturing May 25, 2012	2,765,121
	9,092	Term Loan, 4.80%, Maturing May 27, 2013	9,140,791

			$226,556,105

Nonferrous Metals/Minerals — 0.7%
		Euramax International, Inc.
GBP	473	Term Loan, 10.00%, Maturing June 29, 2013	$729,722
	744	Term Loan, 10.00%, Maturing June 29, 2013	717,079
GBP	454	Term Loan, 14.00%, Maturing June 29, 2013(2)	700,401
	705	Term Loan, 14.00%, Maturing June 29, 2013(2)	679,438
		Fairmount Minerals, Ltd.
	8,415	Term Loan, 6.25%, Maturing August 5, 2016	8,583,436
		Noranda Aluminum Acquisition
	4,080	Term Loan, 2.01%, Maturing May 18, 2014	4,073,639
		Novelis, Inc.
	21,025	Term Loan, 5.25%, Maturing December 19, 2016	21,432,359
		Oxbow Carbon and Mineral Holdings
	21,285	Term Loan, 3.80%, Maturing May 8, 2016	21,524,292
		Tube City IMS Corp.
	1,144	Term Loan, 2.26%, Maturing January 25, 2014	1,132,321
	144	Term Loan, 2.30%, Maturing January 25, 2014	142,598

			$59,715,285

Oil and Gas — 2.2%
		Big West Oil, LLC
	6,300	Term Loan, 7.00%, Maturing March 31, 2016	$6,378,750
		CITGO Petroleum Corp.
	6,923	Term Loan, 8.00%, Maturing June 24, 2015	7,275,548
	23,147	Term Loan, 9.00%, Maturing June 23, 2017	24,413,064
		Crestwood Holdings, LLC
	4,175	Term Loan, 10.50%, Maturing September 30, 2016	4,274,156
		Dresser, Inc.
	21,860	Term Loan, 2.53%, Maturing May 4, 2014	21,832,431
	5,000	Term Loan - Second Lien, 6.03%, Maturing May 4, 2015	5,001,565
		Dynegy Holdings, Inc.
	3,345	Term Loan, 4.01%, Maturing April 2, 2013	3,336,091
	57,006	Term Loan, 4.01%, Maturing April 2, 2013	56,859,479
		IFM (US) Colonial Pipeline 2, LLC
	869	Term Loan, 2.29%, Maturing February 27, 2012	867,933
		Obsidian Natural Gas Trust
	31,348	Term Loan, 7.00%, Maturing November 2, 2015	32,053,392
		SemGroup Corp.
	3,860	Term Loan, 7.57%, Maturing November 30, 2012	3,893,735

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sheridan Production Partners I, LLC
	780	Term Loan, 7.50%, Maturing April 20, 2017	$789,003
	1,276	Term Loan, 7.50%, Maturing April 20, 2017	1,291,740
	9,631	Term Loan, 7.50%, Maturing April 20, 2017	9,748,382

			$178,015,269

Publishing — 3.8%
		Aster Zweite Beteiligungs GmbH
	597	Term Loan, 2.71%, Maturing September 27, 2013	$584,524
	7,825	Term Loan, 2.71%, Maturing September 27, 2013	7,658,719
	639	Term Loan, 2.71%, Maturing September 27, 2014	624,983
EUR	708	Term Loan, 3.39%, Maturing December 31, 2014	965,191
EUR	792	Term Loan, 3.39%, Maturing December 31, 2014	1,078,266
		Black Press US Partnership
	1,108	Term Loan, 2.29%, Maturing August 2, 2013	1,007,919
	1,824	Term Loan, 2.29%, Maturing August 2, 2013	1,660,101
		Cengage Learning, Inc.
	24,255	Term Loan, 2.55%, Maturing July 3, 2014	23,900,968
		GateHouse Media Operating, Inc.
	4,906	Term Loan, 2.26%, Maturing August 28, 2014	2,354,738
	15,631	Term Loan, 2.26%, Maturing August 28, 2014	7,502,887
	9,330	Term Loan, 2.51%, Maturing August 28, 2014	4,478,561
		Getty Images, Inc.
	40,409	Term Loan, 5.25%, Maturing November 7, 2016	41,090,648
		Hanley-Wood, LLC
	7,275	Term Loan, 2.56%, Maturing March 8, 2014	3,510,188
		Lamar Media Corp.
	5,000	Term Loan, 3.31%, Maturing April 27, 2015	5,000,000
	5,353	Term Loan, 4.25%, Maturing December 30, 2016	5,416,743
		Laureate Education, Inc.
	3,850	Term Loan, 3.55%, Maturing August 17, 2014	3,756,576
	25,716	Term Loan, 3.55%, Maturing August 17, 2014	25,088,991
	6,463	Term Loan, 7.00%, Maturing August 31, 2014	6,478,656
		MediaNews Group, Inc.
	2,002	Term Loan, 8.50%, Maturing March 19, 2014	1,971,913
		Merrill Communications, LLC
	11,854	Term Loan, 7.50%, Maturing December 24, 2012	11,883,875
		Nelson Education, Ltd.
	284	Term Loan, 2.80%, Maturing July 5, 2014	246,801
		Newspaper Holdings, Inc.
	18,203	Term Loan, 1.81%, Maturing July 24, 2014	15,563,946
		Nielsen Finance, LLC
	39,226	Term Loan, 2.26%, Maturing August 9, 2013	39,279,565
	7,811	Term Loan, 4.01%, Maturing May 2, 2016	7,887,286
	19,714	Term Loan, 4.01%, Maturing May 2, 2016	19,820,883
		SGS International, Inc.
	948	Term Loan, 3.96%, Maturing September 30, 2013	939,006
	1,917	Term Loan, 3.96%, Maturing September 30, 2013	1,902,593
		Source Interlink Companies, Inc.
	1,779	Term Loan, 10.75%, Maturing June 18, 2012	1,769,960
	4,053	Term Loan, 10.75%, Maturing June 18, 2013	3,870,723
	1,441	Term Loan, 15.00%, Maturing March 18, 2014(2)	1,051,824
		Springer Science+Business Media S.A.
EUR	6,265	Term Loan, 6.75%, Maturing June 30, 2015	8,770,426
	9,000	Term Loan, 6.75%, Maturing June 17, 2016	9,180,000
		Star Tribune Co. (The)
	947	Term Loan, 8.00%, Maturing September 28, 2014	904,069
	841	Term Loan, 8.00%, Maturing September 29, 2014	803,617
		Trader Media Corp.
GBP	11,879	Term Loan, 2.60%, Maturing March 23, 2015	18,165,827

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Xsys, Inc.
EUR	254	Term Loan, 3.39%, Maturing September 27, 2013	$346,655
EUR	2,690	Term Loan, 3.39%, Maturing September 27, 2014	3,664,237
	7,834	Term Loan, 2.71%, Maturing December 31, 2014	7,667,138
	8,001	Term Loan, 2.71%, Maturing December 31, 2014	7,831,390
EUR	1,000	Term Loan - Second Lien, 5.55%, Maturing September 27, 2015	1,318,948

			$306,999,341

Radio and Television — 2.4%
		Block Communications, Inc.
	9,315	Term Loan, 2.30%, Maturing December 22, 2011	$9,105,191
		Citadel Broadcasting Corp.
	4,950	Term Loan, 4.25%, Maturing December 30, 2016	5,007,237
		CMP Susquehanna Corp.
	3,815	Revolving Loan, 0.50%, Maturing May 5, 2012(3)	3,604,942
	11,409	Term Loan, 2.31%, Maturing May 5, 2013	11,031,317
		Cumulus Media, Inc.
	17,300	Term Loan, 4.01%, Maturing June 11, 2014	16,769,883
		Entercom Communications Corp.
	3,000	Revolving Loan, 0.93%, Maturing June 30, 2012(3)	2,812,500
	2,749	Revolving Loan, 1.47%, Maturing June 30, 2012	2,712,541
		Gray Television, Inc.
	2,603	Term Loan, 3.77%, Maturing December 31, 2014	2,575,684
		HIT Entertainment, Inc.
	1,431	Term Loan, 5.54%, Maturing June 1, 2012	1,412,355
		Live Nation Worldwide, Inc.
	25,536	Term Loan, 4.50%, Maturing November 7, 2016	25,684,445
		Local TV Finance, LLC
	3,835	Term Loan, 2.31%, Maturing May 7, 2013	3,722,733
		Mission Broadcasting, Inc.
	3,793	Term Loan, 5.00%, Maturing September 30, 2016	3,802,672
		NEP II, Inc.
	2,378	Term Loan, 2.54%, Maturing February 16, 2014	2,348,045
		New Young Broadcasting Holding Co., Inc.
	2,053	Term Loan, 8.00%, Maturing June 30, 2015	2,068,714
		Nexstar Broadcasting, Inc.
	5,933	Term Loan, 5.00%, Maturing September 30, 2016	5,947,769
		Raycom TV Broadcasting, LLC
	9,083	Term Loan, 1.81%, Maturing June 25, 2014	8,810,225
		Spanish Broadcasting System, Inc.
	2,763	Term Loan, 2.06%, Maturing June 11, 2012	2,700,700
		Tyrol Acquisition 2 SAS
EUR	7,800	Term Loan, 2.87%, Maturing January 30, 2015	10,128,723
EUR	7,800	Term Loan, 3.12%, Maturing January 29, 2016	10,128,723
		Univision Communications, Inc.
	21,062	Term Loan, 2.51%, Maturing September 29, 2014	20,772,410
	35,062	Term Loan, 4.51%, Maturing March 31, 2017	34,429,248
		Weather Channel
	7,551	Term Loan, 5.00%, Maturing September 14, 2015	7,596,343

			$193,172,400

Rail Industries — 0.1%
		Kansas City Southern Railway Co.
	7,734	Term Loan, 2.04%, Maturing April 26, 2013	$7,734,107
	1,930	Term Loan, 1.79%, Maturing April 28, 2013	1,891,400

			$9,625,507

Retailers (Except Food and Drug) — 3.0%
		Amscan Holdings, Inc.
	12,893	Term Loan, 6.75%, Maturing December 4, 2017	$13,105,352

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dollar General Corp.
	10,000	Term Loan, 3.01%, Maturing July 7, 2014	$10,034,090
	2,500	Term Loan, 3.03%, Maturing July 7, 2014	2,509,938
		FTD, Inc.
	6,223	Term Loan, 6.75%, Maturing August 26, 2014	6,253,818
		Harbor Freight Tools USA, Inc.
	22,675	Term Loan, 6.50%, Maturing December 22, 2017	23,008,050
		KKR My Best Friend UK Holdco.
GBP	2,000	Term Loan, 5.60%, Maturing January 24, 2017	3,200,270
		Matalan Group, Ltd.
GBP	7,198	Term Loan, 5.60%, Maturing March 24, 2016	11,547,718
		Michaels Stores, Inc.
	23,210	Term Loan, 2.56%, Maturing October 31, 2013	23,167,562
	4,629	Term Loan, 4.81%, Maturing July 31, 2016	4,689,546
		Neiman Marcus Group, Inc.
	35,178	Term Loan, 4.30%, Maturing April 6, 2016	35,441,384
		Orbitz Worldwide, Inc.
	15,796	Term Loan, 3.28%, Maturing July 25, 2014	14,802,286
		Oriental Trading Co., Inc.
	2,000	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(5)	60,000
		Pep Boys-Manny, Moe, & Jack (The)
	2,346	Term Loan, 2.30%, Maturing October 28, 2013	2,327,943
		PETCO Animal Supplies, Inc.
	15,025	Term Loan, 6.00%, Maturing November 24, 2017	15,253,891
		Pilot Travel Centers, LLC
	6,009	Term Loan, 5.25%, Maturing June 30, 2016	6,122,982
		Rent-A-Center, Inc.
	20	Term Loan, 2.06%, Maturing June 30, 2012	20,299
	7,255	Term Loan, 3.31%, Maturing March 31, 2015	7,273,052
		Savers, Inc.
	15,709	Term Loan, 5.75%, Maturing March 11, 2016	15,846,605
		Visant Corp.
	7,955	Term Loan, 7.00%, Maturing December 22, 2016	8,071,907
		Vivarte
EUR	87	Term Loan, 2.64%, Maturing March 9, 2015	109,582
EUR	337	Term Loan, 2.64%, Maturing March 9, 2015	426,109
EUR	8,886	Term Loan, 2.64%, Maturing March 9, 2015	11,252,035
EUR	8,886	Term Loan, 3.26%, Maturing March 8, 2016	11,252,035
EUR	87	Term Loan, 3.26%, Maturing May 29, 2016	109,571
EUR	337	Term Loan, 3.26%, Maturing May 29, 2016	426,109
EUR	13	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	15,828
EUR	88	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	102,280
EUR	900	Term Loan - Second Lien, 4.26%, Maturing September 8, 2016	1,052,021
		Yankee Candle Company, Inc. (The)
	12,708	Term Loan, 2.26%, Maturing February 6, 2014	12,657,425

			$240,139,688

Steel — 0.0%(8)
		Niagara Corp.
	3,486	Term Loan, Maturing June 29, 2014(4)(7)	$3,302,372

			$3,302,372

Surface Transport — 0.4%
		Rural/Metro Operating Company, LLC
	4,000	Term Loan, 6.00%, Maturing November 24, 2016	$4,052,500
		Swift Transportation Co., Inc.
	28,843	Term Loan, 6.00%, Maturing December 16, 2016	29,284,721

			$33,337,221

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Telecommunications — 4.0%
		Alaska Communications Systems Holdings, Inc.
	14,225	Term Loan, 5.50%, Maturing October 21, 2016	$14,362,812
		Asurion Corp.
	39,339	Term Loan, 3.26%, Maturing July 3, 2014	38,408,189
	18,750	Term Loan, 6.75%, Maturing March 31, 2015	19,068,075
		BCM Luxembourg, Ltd.
EUR	5,451	Term Loan, 2.75%, Maturing September 30, 2014	6,333,988
EUR	5,451	Term Loan, 3.00%, Maturing September 30, 2015	6,334,523
		Cellular South, Inc.
	2,937	Term Loan, 2.04%, Maturing May 29, 2014	2,936,531
	6,696	Term Loan, 2.04%, Maturing May 29, 2014	6,695,882
		CommScope, Inc.
	24,650	Term Loan, 5.00%, Maturing January 14, 2018	25,204,625
		Intelsat Jackson Holdings SA
	96,550	Term Loan, 5.25%, Maturing April 2, 2018	97,961,851
		IPC Systems, Inc.
	4,311	Term Loan, 2.54%, Maturing May 31, 2014	4,202,984
GBP	325	Term Loan, 3.01%, Maturing May 31, 2014	461,018
		Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867	Term Loan, 2.60%, Maturing December 1, 2014	9,790,059
		Metro PCS
	2,620	Term Loan, 2.56%, Maturing November 4, 2013	2,628,238
		NTelos, Inc.
	7,666	Term Loan, 5.75%, Maturing August 7, 2015	7,746,727
		Syniverse Technologies, Inc.
	19,850	Term Loan, 5.25%, Maturing December 21, 2017	20,189,098
		Telesat Canada, Inc.
	4,436	Term Loan, 3.26%, Maturing October 31, 2014	4,442,448
	51,649	Term Loan, 3.26%, Maturing October 31, 2014	51,718,927
		TowerCo Finance, LLC
	2,450	Term Loan, 6.00%, Maturing November 24, 2014	2,475,519
		Windstream Corp.
	4,236	Term Loan, 3.06%, Maturing December 17, 2015	4,270,482

			$325,231,976

Utilities — 1.5%
		AEI Finance Holding, LLC
	2,984	Revolving Loan, 3.30%, Maturing March 30, 2012	$2,954,230
	25,417	Term Loan, 3.30%, Maturing March 30, 2014	25,159,462
		BRSP, LLC
	10,850	Term Loan, 7.50%, Maturing June 4, 2014	11,094,553
		Covanta Energy Corp.
	893	Term Loan, 1.80%, Maturing February 10, 2014	887,193
	779	Term Loan, 1.81%, Maturing February 10, 2014	773,542
		EquiPower Resources Holdings
	5,325	Term Loan, Maturing January 4, 2018(7)	5,418,187
		New Development Holdings, Inc.
	1,000	Term Loan, Maturing July 3, 2017(7)	1,014,375
		NRG Energy, Inc.
	2,868	Term Loan, 2.04%, Maturing February 1, 2013	2,875,416
	8	Term Loan, 2.05%, Maturing February 1, 2013	7,971
	14,348	Term Loan, 3.55%, Maturing August 31, 2015	14,463,785
	25,271	Term Loan, 3.55%, Maturing August 31, 2015	25,433,766

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	TXU Texas Competitive Electric Holdings Co., LLC
6,399	Term Loan, 3.76%, Maturing October 10, 2014	$5,309,041
10,762	Term Loan, 3.76%, Maturing October 10, 2014	8,908,647
20,401	Term Loan, 3.79%, Maturing October 10, 2014	16,909,123

		$121,209,291

Total Senior Floating-Rate Interests (identified cost $7,389,113,252)		$7,485,188,006

Corporate Bonds & Notes — 2.4%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.1%
		International Lease Finance Corp., Sr. Notes
	2,325	6.50%, 9/1/14(9)	$2,487,750
	2,325	6.75%, 9/1/16(9)	2,499,375
	2,325	7.125%, 9/1/18(9)	2,516,813

			$7,503,938

Broadcast Radio and Television — 0.1%
		Entravision Communications Corp., Sr. Notes
	3,000	8.75%, 8/1/17	$3,225,000

			$3,225,000

Building and Development — 0.4%
		AMO Escrow Corp., Sr. Notes
	15,750	11.50%, 12/15/17(9)	$17,088,750
		Grohe Holding GmbH, Variable Rate
EUR	13,000	3.873%, 1/15/14(10)	17,576,467

			$34,665,217

Cable and Satellite Television — 0.3%
		NAI Entertainment Holdings, LLC, Sr. Notes
	7,500	8.25%, 12/15/17(9)	$8,025,000
		Virgin Media Finance PLC, Sr. Notes
	14,000	6.50%, 1/15/18	14,910,000

			$22,935,000

Chemicals and Plastics — 0.0%(8)
		Rhodia SA, Sr. Notes, Variable Rate
EUR	856	3.748%, 10/15/13(10)	$1,176,490
		Wellman Holdings, Inc., Sr. Sub. Notes
	1,104	5.00%, 1/29/19(2)(4)	0

			$1,176,490

Conglomerates — 0.1%
		Polymer Group, Inc., Sr. Notes
	5,000	7.75%, 2/1/19(9)	$5,162,500

			$5,162,500

Ecological Services and Equipment — 0.0%(8)
		Environmental Systems Product Holdings, Inc., Jr. Notes
	149	18.00%, 3/31/15(4)	$127,289

			$127,289

Principal
Amount*
(000’s omitted)		Security	Value
Electronics/Electrical — 0.3%
		NXP BV/NXP Funding, LLC, Variable Rate
	21,900	3.053%, 10/15/13	$21,763,125

			$21,763,125

Financial Intermediaries — 0.2%
		UPCB Finance II, Ltd., Sr. Notes
EUR	11,500	6.375%, 7/1/20(9)	$15,658,630

			$15,658,630

Health Care — 0.0%(8)
		Accellent, Inc., Sr. Notes
	3,000	8.375%, 2/1/17	$3,157,500

			$3,157,500

Leisure Goods/Activities/Movies — 0.1%
		MU Finance PLC, Sr. Notes
	10,000	8.375%, 2/1/17(9)	$10,650,000

			$10,650,000

Utilities — 0.8%
		Calpine Corp., Sr. Notes
	33,200	7.50%, 2/15/21(9)	$33,781,000
	31,100	7.875%, 1/15/23(9)	31,605,375

			$65,386,375

Total Corporate Bonds & Notes (identified cost $181,017,596)			$191,411,064

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$727	Alzette European CLO SA, Series 2004-1A, Class E2, 6.802%, 12/15/20(11)	$611,168
1,502	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 6.90%, 6/15/29(9)(11)	1,519,001
884	Avalon Capital Ltd. 3, Series 1A, Class D, 2.234%, 2/24/19(9)(11)	723,453
1,129	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(9)(11)	923,283
1,510	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(2)(9)(11)	1,052,497
1,500	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.736%, 8/11/16(9)(11)	1,312,942
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.803%, 3/8/17(11)	874,384
2,000	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.253%, 1/15/18(9)(11)	1,627,780

Total Asset-Backed Securities (identified cost $10,188,653)		$8,644,508

Common Stocks — 0.8%

Shares	Security	Value
Automotive — 0.2%
88,506	Dayco Products, LLC(12)(13)	$5,133,348
207,032	Hayes Lemmerz International, Inc.(4)(12)(13)	10,972,696

		$16,106,044

Building and Development — 0.1%
233,658	Contech Construction Holdings, Inc.(4)(12)(13)	$18,226
24,547	Lafarge Roofing(4)(12)(13)	0
24,547	Lafarge Roofing(4)(12)(13)	0

Shares	Security	Value
24,547	Lafarge Roofing(4)(12)(13)	$0
3,646	United Subcontractors, Inc.(4)(12)(13)	376,137
22,273	WCI Communities, Inc.(4)(12)(13)	1,893,171

		$2,287,534

Chemicals and Plastics — 0.0%(8)
3,849	Vita Cayman II, Ltd.(12)(13)	$1,172,544
1,022	Wellman Holdings, Inc.(4)(12)(13)	0

		$1,172,544

Diversified Manufacturing — 0.0%(8)
381,639	MEGA Brands, Inc.(13)	$261,232

		$261,232

Ecological Services and Equipment — 0.0%(8)
2,484	Environmental Systems Products Holdings, Inc.(4)(13)(14)	$15,749

		$15,749

Financial Intermediaries — 0.0%(8)
692	RTS Investor Corp.(4)(12)(13)	$16,256

		$16,256

Food Service — 0.0%(8)
193,076	Buffets, Inc.(4)(13)	$936,419

		$936,419

Home Furnishings — 0.0%(8)
364	Dometic Corp.(4)(12)(13)	$0
14,217	Oreck Corp.(4)(12)(13)	1,105,798
235,015	Sanitec Europe Oy B Units(12)(13)	925,091
230,960	Sanitec Europe Oy E Units(4)(12)(13)	0

		$2,030,889

Leisure Goods/Activities/Movies — 0.1%
414,634	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$9,225,607

		$9,225,607

Lodging and Casinos — 0.0%(8)
206,125	Herbst Gaming, Inc.(4)(12)(13)	$1,271,792

		$1,271,792

Publishing — 0.3%
28,605	Ion Media Networks, Inc.(4)(12)(13)	$13,301,325
162,730	MediaNews Group, Inc.(4)(12)(13)	3,091,869
239,198	Reader’s Digest Association, Inc. (The)(12)(13)	6,069,649
5,725	Source Interlink Companies, Inc.(4)(12)(13)	72,135
30,631	Star Tribune Media Holdings Co.(4)(13)	643,251
53,719	SuperMedia, Inc.(13)	381,942

		$23,560,171

Radio and Television — 0.1%
3,264	New Young Broadcasting Holding Co., Inc.(4)(12)(13)	$7,752,000

		$7,752,000

Total Common Stocks (identified cost $41,328,615)		$64,636,237

Preferred Stocks — 0.0%(8)

Shares	Security	Value
	Ecological Services and Equipment — 0.0%(8)
569	Environmental Systems Products Holdings, Inc., Series A(4)(13)(14)	$35,403

		$35,403

	Home Furnishings — 0.0%
364	Dometic Corp.(4)(12)(13)	0

Total Preferred Stocks (identified cost $9,958)		$35,403

Warrants — 0.0%(8)

Shares	Security	Value
	Radio and Television — 0.0%(8)
158	New Young Broadcasting Holding Co., Inc., 12/24/24(4)(12)(13)	$375,250

Total Warrants (identified cost $271,529)		$375,250

Short-Term Investments — 8.6%

Interest/
Principal
Amount
(000’s omitted)	Description	Value
$686,228	Eaton Vance Cash Reserves Fund, LLC, 0.21%(15)	$686,228,481
11,269	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	11,268,539

Total Short-Term Investments (identified cost $697,497,020)		$697,497,020

Total Investments — 104.5% (identified cost $8,319,426,623)		$8,447,787,488

Less Unfunded Loan Commitments — (0.8)%		$(63,184,708)

Net Investments — 103.7% (identified cost $8,256,241,915)		$8,384,602,780

Other Assets, Less Liabilities — (3.7)%		$(303,186,216)

Net Assets — 100.0%		$8,081,416,564

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Currently the issuer is in default with respect to interest payments. Interest rate has been adjusted to reflect non-accrual status.

(6)	Defaulted matured security.

(7)	This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $136,634,149 or 1.7% of the Portfolio’s net assets.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $351,808.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/28/11	British Pound Sterling 48,492,000	United States Dollar 77,247,756	HSBC Bank	$(414,317)
2/28/11	British Pound Sterling 1,960,000	United States Dollar 3,116,537	State Street Bank and Trust	(22,489)
2/28/11	British Pound Sterling 4,750,000	United States Dollar 7,518,395	State Street Bank and Trust	(88,939)
2/28/11	British Pound Sterling 6,850,000	United States Dollar 10,876,430	State Street Bank and Trust	(94,147)
2/28/11	British Pound Sterling 5,333,203	United States Dollar 8,441,073	State Street Bank and Trust	(100,286)
2/28/11	Euro 129,000,000	United States Dollar 177,000,900	Goldman Sachs, Inc.	440,405
2/28/11	Euro 3,005,000	United States Dollar 4,116,850	State Street Bank and Trust	3,949
2/28/11	Euro 8,985,000	United States Dollar 12,276,116	State Street Bank and Trust	(21,528)
2/28/11	Euro 13,422,350	United States Dollar 18,060,175	State Street Bank and Trust	(310,808)
2/28/11	Euro 11,755,000	United States Dollar 15,699,978	State Street Bank and Trust	(388,926)
2/28/11	Swiss Franc 15,552,098	United States Dollar 16,443,327	Deutsche Bank	(35,568)
3/31/11	British Pound Sterling 48,492,000	United States Dollar 77,234,663	Goldman Sachs, Inc.	(407,942)
3/31/11	Euro 129,000,000	United States Dollar 177,052,500	HSBC Bank	556,696
4/28/11	British Pound Sterling 49,960,226	United States Dollar 79,527,687	JPMorgan Chase	(446,615)
4/29/11	Euro 129,005,858	United States Dollar 177,059,249	Deutsche Bank	623,614

				$(706,901)

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,624,664 and $2,331,565, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,260,774,647

Gross unrealized appreciation	$199,298,551
Gross unrealized depreciation	(74,144,116)

Net unrealized appreciation	$125,154,435

Restricted Securities

At January 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$15,749

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,403

Total Restricted Securities			$9,958		$51,152

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,417,528,049	$5,801,551	$7,423,329,600
Corporate Bonds & Notes	—	191,283,775	127,289	191,411,064
Asset-Backed Securities	—	8,644,508	—	8,644,508
Common Stocks	643,174	22,526,239 *	41,466,824	64,636,237
Preferred Stocks	—	—	35,403	35,403
Warrants	—	—	375,250	375,250
Short-Term Investments	—	697,497,020	—	697,497,020

Total Investments	$643,174	$8,337,479,591	$47,806,317	$8,385,929,082

Forward Foreign Currency Exchange Contracts	$—	$1,624,664	$—	$1,624,664

Total	$643,174	$8,339,104,255	$47,806,317	$8,387,553,746

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,331,565)	$—	$(2,331,565)

Total	$—	$(2,331,565)	$—	$(2,331,565)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2010	$637,976	$148,541	$4,483,200	$131,518	$—	$5,401,235
Realized gains (losses)	—	—	596,749	46,943	—	643,692
Change in net unrealized appreciation (depreciation)	51,164	(2,742)	11,385,109	(86,158)	35,550	11,382,923
Cost of purchases	4,973,048	—	1,306,274	—	—	6,279,322
Proceeds from sales	—	(25,531)	(1,550,829)	(56,900)	—	(1,633,260)
Accrued discount (premium)	11,330	7,021	—	—	—	18,351
Transfers to Level 3*	128,033	—	25,246,321	—	339,700	25,714,054
Transfers from Level 3*	—	—	—	—	—	—

Balance as of January 31, 2011	$5,801,551	$127,289	$41,466,824	$35,403	$375,250	$47,806,317

Change in net unrealized appreciation (depreciation) in investments still held as of January 31, 2011	$51,164	$(6,204)	$11,385,109	$(30,356)	$35,550	$11,435,263

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. At January 31, 2011 the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio
By:	/s/ Scott H. Page
Scott H. Page
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011